Property And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,157	$ 3,211	$ 2,747
Accumulated depreciation and amortization	(2,901)	(2,784)	(2,300)
Property and equipment, net	256	427	447
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,446	1,508	1,259
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	425	421	401
Leasehold improvements, furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,286	$ 1,282	$ 1,087